Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2022
Real Estate Investments [Abstract]
Schedule of Detailed Information About the Real Estate Investments	The following table provides some detailed information about the Real estate investments as of December 31, 2022 and 2021:
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalization of costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2022, net (USD in thousands)
Maple Farms	25.5%	45.3% right to profits	Planning	12/17/2021	10,015	456	10,471	3,510
Pecan Ranch West	100%	100%	Planning	11/15/2021	1,596	276	1,872	1,966
Pecan Ranch North	100%	100%	Planning	12/10/2021	2,855	76	2,931	3,002
Pecan Ranch Square	100%	100%	Planning	12/10/2021	917	142	1,059	1,146
Maple Grove Square	100%	100%	Planning	12/8/2021	534	90	624	705
Maple Reserve Square	100%	100%	Planning	07/06/2022	260	11	271	287
Total					16,177	1,051	17,228	10,616
(*)	The Promotion Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalization of costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple Farms	25.5%	47.5% right to profits	Planning	12/17/2021	10,015	273	10,288	3,091
Pecan Ranch West	100%	100%	Planning	11/15/2021	1,596	47	1,643	1,980
Pecan Ranch North	100%	100%	Planning	12/10/2021	2,855	12	2,867	2,925
Pecan Ranch Square	100%	100%	Planning	12/10/2021	917	11	928	1,136
Maple Grove Square	100%	100%	Planning	12/8/2021	534	6	540	729
Total					15,917	349	16,266	9,861
(*)	The Promotion Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.